Capital Advisors Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 88.1%	Shares	Value
Administrative and Support Services - 3.8%
Uber Technologies, Inc. (a)	31,525	$2,296,911
Visa, Inc. - Class A	7,680	2,691,533
		4,988,444

Beverage and Tobacco Product Manufacturing - 2.4%
PepsiCo, Inc.	21,289	3,192,073

Chemical Manufacturing - 4.0%
Ecolab, Inc.	8,925	2,262,666
Procter & Gamble Co.	18,055	3,076,933
		5,339,599

Computer and Electronic Product Manufacturing - 18.3%
Apple, Inc.	33,665	7,478,006
Danaher Corp.	10,060	2,062,300
NVIDIA Corp.	65,000	7,044,700
Palo Alto Networks, Inc. (a)	15,050	2,568,132
Thermo Fisher Scientific, Inc.	6,450	3,209,520
Veralto Corp.	20,500	1,997,725
		24,360,383

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
Airbnb, Inc. - Class A (a)	10,775	1,287,181

Credit Intermediation and Related Activities - 5.3%
JPMorgan Chase & Co.	28,575	7,009,447

E-Commerce/Services - 1.2%
MercadoLibre, Inc. (a)	785	1,531,433

Insurance Carriers and Related Activities - 4.8%
Berkshire Hathaway, Inc. - Class B (a)	7,350	3,914,463
UnitedHealth Group, Inc.	4,725	2,474,719
		6,389,182

Machinery Manufacturing - 2.4%
Applied Materials, Inc.	22,450	3,257,944

Management of Companies and Enterprises - 1.6%
Sea Ltd. - ADR (a)	16,650	2,172,659

Mining (except Oil and Gas) - 2.7%
Cameco Corp.	45,220	1,861,255
Freeport-McMoRan, Inc.	47,325	1,791,725
		3,652,980

Miscellaneous Manufacturing - 5.4%
Intuitive Surgical, Inc. (a)	7,565	3,746,718
Stryker Corp.	9,325	3,471,231
		7,217,949

Oil and Gas Extraction - 2.4%
EQT Corp.	60,025	3,207,136

Professional, Scientific, and Technical Services - 7.5%
Accenture PLC - Class A	15,035	4,691,522
Alphabet, Inc. - Class C	30,100	4,702,523
CRISPR Therapeutics AG (a)	17,310	589,059
		9,983,104

Publishing Industries - 6.2%
Microsoft Corp.	21,950	8,239,810

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.3%
Brookfield Corp.	47,225	2,475,062
IonQ, Inc. (a)	28,800	635,616
		3,110,678

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.8%
Amazon.com, Inc. (a)	40,525	7,710,287
DoorDash, Inc. - Class A (a)	14,860	2,715,962
		10,426,249

Support Activities for Mining - 1.7%
Schlumberger NV	52,550	2,196,590

Transportation Equipment Manufacturing - 2.4%
Honeywell International, Inc.	14,845	3,143,429

Utilities - 3.3%
Constellation Energy Corp.	11,400	2,298,582
GE Vernova, Inc.	7,025	2,144,592
		4,443,174

Waste Management and Remediation Services - 1.6%
Waste Management, Inc.	9,125	2,112,529
TOTAL COMMON STOCKS (Cost $65,806,231)		117,261,973

SHORT-TERM INVESTMENTS - 10.3%
Money Market Funds - 10.3%
First American Government Obligations Fund - Class X, 4.27% (b)	13,649,869	13,649,869
TOTAL SHORT-TERM INVESTMENTS (Cost $13,649,869)		13,649,869

TOTAL INVESTMENTS - 98.4% (Cost $79,456,100)		130,911,842
Other Assets in Excess of Liabilities - 1.6%		2,120,756
TOTAL NET ASSETS - 100.0%		$133,032,598
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Capital Advisors Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$117,261,973	$–	$–	$117,261,973
Money Market Funds	13,649,869	–	–	13,649,869
Total Investments	$130,911,842	$–	$–	$130,911,842